Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average number of outstanding shares
Basic	50,720	50,720	54,268
Effect of dilutive securities
Employee share-based compensation
Diluted	50,720	50,720	54,268